Notes Payable (Tables)	6 Months Ended
Jun. 30, 2017
Notes Payable [Abstract]
Notes Payable
	As of June 30, 2017
	2016 Notes	2017 Notes	Total

Principal due at maturity, including 20% premium	$120,000	$1,584,745	$1,704,745

Unamortized issue costs and discount	(1,293)	(520,503)	(521,796)

Carrying amount in the accompanying Balance Sheet	$118,707	$1,064,242	$1,182,949